UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2012 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 10.74%
AEP Texas Central Transition Funding, LLC, 0.880%, 12/1/2018	$1,000,000	$1,007,732
AH Mortgage Advance Co. Ltd., 3.720%, 3/13/2044 (Acquired 01/20/2012, Cost $499,988) (a)(b)	500,000	505,000
AH Mortgage Servicer Advance Revolving Trust 1
2.230%, 5/10/2043 (Acquired 05/03/2012 and 06/04/2012, Cost $849,553) (a)	850,000	853,230
3.370%, 5/10/2043 (Acquired 05/05/2011, Cost $956,722) (a)	958,000	958,000
AH Mortgage Servicer Advance Revolving Trust 2, 3.270%, 9/15/2043 (Acquired 05/09/2012, Cost $502,407) (a)(b)	500,000	506,127
Ally Auto Receivables Trust 2010-1, 2.300%, 12/15/2014	1,100,000	1,117,468
Ally Auto Receivables Trust 2011-2, 1.180%, 4/15/2015	381,799	383,686
Ally Auto Receivables Trust 2012-3, 0.700%, 1/15/2015	1,500,000	1,504,240
American Express Credit Account Master Trust
1.464%, 3/15/2017	150,000	153,516
0.680%, 3/15/2018	2,500,000	2,512,020
AmeriCredit Automobile Receivables Trust 2011-1, 0.840%, 6/9/2014	30,440	30,445
AmeriCredit Automobile Receivables Trust 2011-4, 0.920%, 3/9/2015	613,248	614,519
Atlantic City Electric Transition Funding, LLC, 4.910%, 7/20/2017	140,519	148,457
BA Credit Card Trust, 0.274%, 9/15/2016	1,000,000	1,000,507
Bank of America Auto Trust 2010-2, 1.310%, 7/15/2014	39,994	40,074
BMW Vehicles Owner Trust, 0.630%, 2/25/2014	413,169	413,446
Cabela's Master Credit Card Trust, 1.630%, 2/18/2020 (Acquired 05/08/2012 and 07/23/2012, Cost $1,521,917) (a)	1,500,000	1,538,984
Capital One Multi-Asset Execution Trust
0.689%, 10/15/2015	350,000	350,156
0.274%, 1/15/2016	355,000	354,918
5.050%, 2/15/2016	880,000	902,218
CenterPoint Energy Transition Bond Co., LLC
0.901%, 4/15/2018	2,500,000	2,524,537
3.460%, 8/15/2019	600,000	662,366
Chase Issuance Trust
5.120%, 10/15/2014	210,000	210,481
4.650%, 3/15/2015	900,000	918,039
0.790%, 6/15/2017	2,250,000	2,265,124
Citibank Credit Card Issuance Trust, 2.250%, 12/23/2014	1,000,000	1,004,549
CitiFinancial Auto Issuance Trust, 3.150%, 8/15/2016 (Acquired 12/14/2011, Cost $1,012,501) (a)	1,000,000	1,008,214
Detroit Edison Securitization Funding, LLC, 6.420%, 3/1/2015	40,618	41,659
Discover Card Master Trust
0.729%, 6/15/2015	200,000	200,133
0.864%, 9/15/2015	214,000	214,529
0.424%, 11/16/2015	320,000	320,468
5.650%, 12/15/2015	870,000	903,026
0.424%, 3/15/2017	1,000,000	1,002,140
0.810%, 8/15/2017	700,000	705,993
DT Auto Owner Trust 2011-3, 1.400%, 8/15/2014 (Acquired 11/02/2011 and 02/17/2012, Cost $526,670) (a)	526,520	527,215
Entergy Louisiana Investment Recovery Funding I, LLC, 2.040%, 9/1/2023	1,363,710	1,414,837
Ford Credit Auto Lease Trust, 0.740%, 9/15/2013	196,933	197,092
Ford Credit Auto Owner Trust
6.070%, 5/15/2014	117,145	118,881
4.500%, 7/15/2014	255,206	258,992
4.430%, 11/15/2014	133,255	135,964

FPL Recovery Funding, LLC., 5.044%, 8/1/2015	$159,240	$163,320
GE Capital Credit Card Master Note Trust, 0.764%, 1/15/2017	250,000	251,249
Gracechurch Card Funding PLC, 0.914%, 2/15/2017 (Acquired 03/02/2012, Cost $1,250,000) (a)(b)	1,250,000	1,257,015
Honda Auto Receivables Owner Trust, 0.570%, 7/18/2013	7,308	7,310
Hyundai Auto Receivables Trust
0.293%, 7/15/2013	1,384,120	1,384,793
0.590%, 3/17/2014	208,642	208,720
Nissan Auto Lease Trust 2010-B, 1.270%, 10/15/2016	350,000	351,955
Nissan Auto Lease Trust 2011-A, 0.700%, 1/15/2014	311,620	311,988
Penarth Master Issuer PLC, 0.863%, 5/18/2015 (Acquired 08/29/2012, Cost $1,603,498) (a)(b)	1,600,000	1,598,762
Porsche Financial Auto Securitization Trust, 1.190%, 12/17/2018 (Acquired 12/13/2011, Cost $752,690) (a)	750,000	757,366
PSE&G Transition Funding LLC, 6.610%, 6/15/2015	299,557	308,079
Santander Drive Auto Receivables Trust 2010-B, 1.310%, 2/17/2014 (Acquired 06/06/2012, Cost $492,269) (a)	491,806	492,295
Santander Drive Auto Receivables Trust 2011-1, 1.280%, 1/15/2015	1,000,000	1,005,603
Santander Drive Auto Receivables Trust 2011-3, 1.110%, 8/15/2014	508,870	510,117
SMART Trust, 1.064%, 10/14/2014 (Acquired 03/14/2012 and 06/27/2012, Cost $1,283,698) (a)(b)	1,281,626	1,283,555
Toyota Auto Receivables 2010-B Owner Trust, 1.040%, 2/18/2014	63,477	63,574
Volkswagen Auto Lease Trust, 0.990%, 11/20/2013	129,508	129,787
World Omni Auto Receivables Trust
5.120%, 5/15/2014	92,868	94,018
2.210%, 5/15/2015	810,956	820,415

TOTAL ASSET BACKED SECURITIES (Cost $40,343,314)		40,528,903

CORPORATE BONDS - 27.58%
Administrative and Support and Waste Management and Remediation Services - 0.52%
Tyco International Finance SA, 3.375%, 10/15/2015 (b)	1,000,000	1,065,891
Waste Management, Inc., 2.600%, 9/1/2016	840,000	881,768
		1,947,659
Arts, Entertainment, and Recreation - 0.08%
Walt Disney Co., 4.500%, 12/15/2013	300,000	314,857

Construction - 0.30%
Transocean, Inc., 5.050%, 12/15/2016 (b)	1,000,000	1,117,457

Finance and Insurance - 13.32%
Aflac, Inc., 2.650%, 2/15/2017	1,000,000	1,049,202
Allstate Corp., 6.200%, 5/16/2014	200,000	217,783
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	300,000	308,709
American Express Credit Corp.
7.300%, 8/20/2013	500,000	529,756
1.750%, 6/12/2015	480,000	490,979
American International Group, Inc., 4.250%, 9/15/2014	1,020,000	1,077,138
Australia & New Zealand Banking Group, Ltd., 2.400%, 11/23/2016 (Acquired 11/15/2011, Cost $995,930) (a)(b)	1,000,000	1,047,700
Bank of America Corp., 4.500%, 4/1/2015	3,165,000	3,390,335
Bank of Montreal, 1.300%, 10/31/2014 (Acquired 10/26/2011, Cost $819,787) (a)(b)	820,000	835,170
Barclays Bank PLC, 5.000%, 9/22/2016 (b)	1,000,000	1,110,613
BAT International Finance PLC, 2.125%, 6/7/2017 (Acquired 06/06/2012, Cost $995,160) (a)(b)	1,000,000	1,023,016
BB&T Corp., 5.700%, 4/30/2014	650,000	700,386
Berkshire Hathaway, Inc., 2.200%, 8/15/2016	860,000	903,663
BP Capital Markets PLC, 1.008%, 3/11/2014 (b)(c)	300,000	302,211
Capital One Financial Corp., 2.125%, 7/15/2014	800,000	816,292
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	950,000	961,537

Citigroup, Inc.
4.587%, 12/15/2015	$1,965,000	$2,132,078
6.125%, 11/21/2017	1,000,000	1,176,644
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017 (b)	1,000,000	1,061,410
Credit Suisse, 5.500%, 5/1/2014 (b)	455,000	485,928
Daimler Finance North America, LLC, 2.300%, 1/9/2015 (Acquired 01/04/2012 and 04/10/2012, Cost $1,007,369) (a)	1,000,000	1,025,921
Deutsche Bank AG, 3.875%, 8/18/2014 (b)	465,000	488,521
Fifth Third Bancorp
3.625%, 1/25/2016	255,000	275,081
4.500%, 6/1/2018	1,000,000	1,107,051
Ford Motor Credit Co. LLC, 2.750%, 5/15/2015	1,500,000	1,529,755
General Electric Capital Corp.
3.750%, 11/14/2014	965,000	1,022,871
2.300%, 4/27/2017	615,000	632,183
5.625%, 5/1/2018	1,500,000	1,768,950
Goldman Sachs Group, Inc.
1.312%, 2/7/2014 (c)	300,000	299,847
3.625%, 2/7/2016	3,000,000	3,164,670
Hartford Financial Services Group, Inc., 4.000%, 3/30/2015	1,000,000	1,054,422
ING Bank NV, 3.750%, 3/7/2017 (Acquired 02/29/2012, Cost $746,145) (a)(b)	750,000	790,279
John Deere Capital Corp., 0.875%, 4/17/2015	1,000,000	1,006,969
JPMorgan Chase & Co., 3.150%, 7/5/2016	995,000	1,052,401
KeyCorp, 3.750%, 8/13/2015	350,000	377,511
Morgan Stanley, 4.100%, 1/26/2015	1,565,000	1,620,625
National Rural Utilities Cooperative Finance Corp., 1.900%, 11/1/2015	500,000	515,790
Nordea Bank AB, 2.250%, 3/20/2015 (Acquired 04/10/2012, Cost $502,145) (a)(b)	500,000	509,000
PNC Funding Corp., 3.625%, 2/8/2015	500,000	531,234
Private Export Funding Corp.
4.550%, 5/15/2015	750,000	831,834
1.375%, 2/15/2017	780,000	795,982
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (Acquired 03/27/2012 and 04/19/2012, Cost $1,335,227) (a)	1,330,000	1,381,768
Royal Bank of Scotland Group PLC, 2.550%, 9/18/2015 (b)	1,000,000	1,012,032
SABMiller Holdings, Inc., 1.850%, 1/15/2015 (Acquired 01/10/2012 and 01/30/2012, Cost $739,683) (a)	735,000	752,256
Simon Property Group LP
4.200%, 2/1/2015	295,000	314,170
5.875%, 3/1/2017	1,000,000	1,175,228
Toyota Motor Credit Corp., 1.750%, 5/22/2017	790,000	811,625
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/2015	1,000,000	1,042,055
Vornado Realty LP, 4.250%, 4/1/2015	815,000	861,281
Wellpoint, Inc., 1.875%, 1/15/2018	1,250,000	1,259,555
Wells Fargo & Co.
3.750%, 10/1/2014	500,000	530,356
3.676%, 6/15/2016 (c)	1,000,000	1,088,520
		50,250,293
Information - 1.69%
AT&T, Inc., 2.500%, 8/15/2015	870,000	914,161
Deutsche Telekom International Finance BV, 5.875%, 8/20/2013 (b)	320,000	334,273
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 3/15/2015	500,000	529,554
NBCUniversal Media, LLC., 3.650%, 4/30/2015	1,000,000	1,069,626
News America, Inc., 5.300%, 12/15/2014	700,000	770,330

Qwest Corp., 7.500%, 10/1/2014	$300,000	$334,671
Time Warner Cable, Inc., 8.250%, 2/14/2014	1,150,000	1,265,634
Vodafone Group PLC, 5.000%, 9/15/2015 (b)	330,000	370,760
Xstrata Finance Canada, Ltd., 3.600%, 1/15/2017 (Acquired 02/14/2012, Cost $781,453) (a)(b)	750,000	784,475
		6,373,484
Management of Companies and Enterprises - 1.03%
BHP Billiton Finance USA, Ltd., 1.000%, 2/24/2015 (b)	1,000,000	1,010,008
Ingersoll-Rand Global Holding Co., Ltd., 9.500%, 4/15/2014 (b)	500,000	562,943
JPMorgan Chase & Co., 5.150%, 10/1/2015	2,105,000	2,328,635
		3,901,586
Manufacturing - 5.40%
Alcoa, Inc., 5.550%, 2/1/2017	1,250,000	1,400,401
Anheuser-Busch Cos LLC, 5.050%, 10/15/2016	500,000	577,449
Cameron International Corp., 1.600%, 4/30/2015	1,000,000	1,013,730
Cisco Systems, Inc., 1.625%, 3/14/2014	725,000	738,861
ConAgra Foods, Inc., 5.875%, 4/15/2014	1,135,000	1,220,066
ConocoPhillips, 4.750%, 2/1/2014	140,000	147,883
Covidien International Finance SA, 1.350%, 5/29/2015 (b)	1,000,000	1,012,887
Dow Chemical Co., 2.500%, 2/15/2016	300,000	312,606
Dr. Pepper Snapple Group, Inc., 2.900%, 1/15/2016	1,000,000	1,059,144
Eastman Chemical Co., 2.400%, 6/1/2017	1,000,000	1,044,409
Genentech, Inc., 4.750%, 7/15/2015	300,000	333,799
General Mills, Inc., 1.550%, 5/16/2014	500,000	507,724
Hershey Co., 1.500%, 11/1/2016	1,000,000	1,029,574
Hewlett-Packard Co., 3.000%, 9/15/2016	1,000,000	1,033,476
Intel Corp., 1.950%, 10/1/2016	750,000	787,411
International Business Machines Corp., 0.875%, 10/31/2014	800,000	807,180
Medtronic, Inc., 3.000%, 3/15/2015	450,000	475,910
Merck & Co., Inc., 2.250%, 1/15/2016	300,000	314,986
Mondelez International, Inc., 6.500%, 8/11/2017	740,000	909,819
Novartis Capital Corp., 2.900%, 4/24/2015	335,000	355,770
Procter & Gamble Co., 1.450%, 8/15/2016	800,000	824,025
St. Jude Medical, Inc., 3.750%, 7/15/2014	500,000	526,609
Teva Pharmaceutical Finance III BV, 1.700%, 3/21/2014 (b)	450,000	456,930
Thermo Fisher Scientific, Inc., 2.250%, 8/15/2016	1,150,000	1,193,623
Total Capital SA, 2.300%, 3/15/2016 (b)	350,000	366,870
Tyco Electronics Group SA, 1.600%, 2/3/2015 (b)	335,000	340,012
Viacom, Inc., 4.375%, 9/15/2014	200,000	213,887
Volkswagen International Finance NV, 1.625%, 3/22/2015 (Acquired 03/19/2012, Cost $782,739) (a)(b)	785,000	797,901
Wyeth, LLC
5.500%, 3/15/2013 (c)	250,000	255,928
5.500%, 2/1/2014	300,000	320,447
		20,379,317
Mining, Quarrying, and Oil and Gas Extraction - 2.06%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,000,000	1,205,618
Canadian Oil Sands, Ltd., 5.800%, 8/15/2013 (Acquired 01/25/2012, Cost $451,111) (a)(b)	435,000	454,512
Encana Corp., 4.750%, 10/15/2013 (b)	500,000	519,062
Ensco PLC, 3.250%, 3/15/2016 (b)	1,075,000	1,146,921
Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/2015	415,000	417,989
Noble Holding International, Ltd., 3.450%, 8/1/2015 (b)	1,150,000	1,216,504
Occidental Petroleum Corp., 1.500%, 2/15/2018	425,000	432,555
Petrobras International Finance Co., 2.875%, 2/6/2015 (b)	830,000	853,096
Rio Tinto Finance USA PLC, 1.625%, 8/21/2017 (b)	1,505,000	1,508,021
		7,754,278

Professional, Scientific, and Technical Services - 0.74%
Asciano Finance, Ltd., 3.125%, 9/23/2015 (Acquired 05/24/2012, Cost $998,750) (a)(b)	$1,000,000	$1,014,689
Computer Sciences Corp., 2.500%, 9/15/2015	750,000	761,163
Vivendi SA, 2.400%, 4/10/2015 (Acquired 04/03/2012 and 04/10/2012, Cost $1,002,328) (a)(b)	1,000,000	1,013,278
		2,789,130
Real Estate and Rental and Leasing - 0.24%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.125%, 5/11/2015 (Acquired 05/14/2012, Cost $907,697) (a)	900,000	920,773

Retail Trade - 1.27%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.125%, 2/15/2016	500,000	526,370
eBay, Inc., 1.350%, 7/15/2017	1,000,000	1,011,989
Express Scripts Holding Co., 3.500%, 11/15/2016 (Acquired 11/14/2011, Cost $1,053,949) (a)	1,000,000	1,081,124
Home Depot, Inc., 5.400%, 3/1/2016	500,000	578,484
Phillips 66, 2.950%, 5/1/2017 (Acquired 03/07/2012 and 8/23/2012, Cost $1,524,347) (a)	1,500,000	1,586,844
		4,784,811
Transportation and Warehousing - 0.14%
United Parcel Service, Inc., 3.875%, 4/1/2014	500,000	526,711

Utilities - 0.79%
Commonwealth Edison Co., 1.625%, 1/15/2014	300,000	303,963
Duke Energy Corp., 3.950%, 9/15/2014	400,000	424,009
McDonald's Corp., 1.875%, 5/29/2019	1,000,000	1,037,384
MidAmerican Energy Co., 4.650%, 10/1/2014	150,000	160,970
Sempra Energy, 2.300%, 4/1/2017	1,000,000	1,046,556
		2,972,882

TOTAL CORPORATE BONDS (Cost $101,686,454)		104,033,238

FOREIGN GOVERNMENT BONDS - 0.63%
Hydro-Quebec, 2.000%, 6/30/2016 (b)	900,000	942,750
Province of Ontario Canada
2.950%, 2/5/2015 (b)	380,000	402,189
1.600%, 9/21/2016 (b)	1,000,000	1,034,045

TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,312,567)		2,378,984

MORTGAGE BACKED SECURITIES - 17.09%
Bear Stearns Commercial Mortgage Securities
5.712%, 9/11/2038	$2,235,000	$2,570,956
5.405%, 12/11/2040	2,250,000	2,534,346
CD 2005-CD1 Commercial Mortgage Trust, 5.219%, 7/15/2044	255,000	285,764
Citigroup Commercial Mortgage Trust, 1.813%, 9/10/2045	3,500,000	3,587,429
COMM 2012-CCRE2 Mortgage Trust, 0.824%, 8/15/2045	2,874,707	2,887,227
COMM 2012-LC4 Mortgage Trust, 1.156%, 12/10/2044	902,584	911,326
DBUBS Mortgage Trust, 3.642%, 8/10/2044	1,990,000	2,178,503
Extended Stay America Trust 2010-ESH, 2.951%, 11/5/2027 (Acquired 11/03/2011 and 6/27/2012, Cost $1,325,819) (a)	1,318,234	1,322,598
Fannie Mae Pool
4.517%, 6/1/2013	567,478	569,424
2.670%, 1/1/2016	389,123	398,714
3.500%, 2/1/2021	188,549	200,763
3.500%, 6/1/2021	247,492	263,524
3.000%, 8/1/2021	677,834	717,929
3.000%, 9/1/2021	759,682	804,619
3.000%, 11/1/2021	1,431,895	1,516,594
3.500%, 12/1/2025	1,032,225	1,099,412
3.500%, 9/1/2026	972,560	1,035,863
2.500%, 8/1/2027	3,978,776	4,186,729
2.955%, 10/1/2033	2,160,132	2,332,041
Fannie Mae-Aces
3.400%, 7/25/2019	798,117	857,146
1.166%, 12/25/2019	2,186,899	2,219,411
FDIC Commercial Mortgage Trust 2011-C1, 1.840%, 4/25/2031 (Acquired 06/06/2012, Cost $818,610) (a)	812,746	825,310
FDIC Commercial Mortgage Trust 2012-C1, 0.841%, 5/25/2035 (Acquired 05/10/2012, Cost $1,758,779) (a)	1,758,779	1,764,460
FDIC Structured Sale Guaranteed Notes
0.720%, 12/4/2020 (Acquired 02/24/2012, Cost $839,715) (a)	834,463	840,461
3.250%, 4/25/2038 (Acquired 03/01/2012, Cost $1,162,250) (a)	1,136,615	1,183,500
0.762%, 2/25/2048 (Acquired 11/18/2011, Cost $894,688) (a)	896,089	897,865
FHLMC Multifamily Structured Pass Through Certificates
1.873%, 1/25/2018	709,078	733,842
1.560%, 10/25/2018	1,726,841	1,775,047
Fosse Master Issuer PLC, 1.725%, 10/18/2054 (Acquired 09/30/2011 and 6/27/2012, Cost $1,424,236) (a)(b)	1,422,547	1,443,987
Freddie Mac REMICS, 2.500%, 2/15/2026	122,061	125,365
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	1,250,000	1,458,070
GS Mortgage Securities Corp. II
4.751%, 7/10/2039	250,000	271,936
3.849%, 12/10/2043 (Acquired 04/11/2012, Cost $1,533,827) (a)	1,435,233	1,564,826
2.999%, 8/10/2044	1,715,000	1,836,540
Holmes Master Issuer PLC, 1.990%, 10/15/2054 (Acquired 01/18/2012, Cost $1,000,000) (a)(b)	1,000,000	1,024,561
JP Morgan Chase Commercial Mortgage Securities Corp.
3.853%, 6/15/2043 (Acquired 08/15/2011 and 05/01/2012, Cost $1,527,889) (a)	1,457,984	1,559,328
2.749%, 11/15/2043 (Acquired 11/01/2011, Cost $900,567) (a)	891,070	934,231
5.200%, 12/15/2044	250,000	281,497
1.875%, 2/15/2046 (Acquired 09/20/2011, Cost $770,957) (a)	766,682	779,857
5.447%, 6/12/2047	733,297	779,351
5.794%, 2/12/2051	1,400,000	1,661,297
Morgan Stanley Capital I Trust 2003-IQ6, 4.970%, 12/15/2041	381,941	396,937
Morgan Stanley Capital I Trust 2008-TOP29, 6.278%, 1/11/2043	1,250,000	1,529,701
Morgan Stanley Capital I Trust 2011-C1, 3.884%, 9/15/2047 (Acquired 09/20/2011 and 06/28/2012, Cost $2,281,494) (a)	2,150,000	2,341,485
Morgan Stanley Capital I Trust 2011-C3, 2.178%, 7/15/2049	1,048,619	1,080,153
NCUA Guaranteed Notes Trust 2010-R1, 0.579%, 10/7/2020	189,072	189,923

NCUA Guaranteed Notes Trust 2010-R2, 0.679%, 11/6/2017	$3,237,900	$3,245,995
NCUA Guaranteed Notes Trust 2011-R1, 0.609%, 1/8/2020	130,024	130,707
NCUA Guaranteed Notes Trust 2011-R2, 0.739%, 2/6/2020	153,795	154,291
United States Small Business Administration, 5.725%, 9/10/2018	195,447	218,289
WIMC Capital Trust, 4.549%, 10/16/2050 (Acquired 06/21/2012, Cost $966,943) (a)	966,953	966,812

TOTAL MORTGAGE BACKED SECURITIES (Cost $63,524,099)		64,475,942

MUNICIPAL BONDS - 2.17%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 2/1/2018	1,460,853	1,478,705
Metropolitan Council of Minneapolis, 1.200%, 9/1/2017	2,020,000	2,042,159
Metropolitan Government of Nashville & Davidson County, TN, 1.207%, 7/1/2017	1,500,000	1,499,670
Port of Seattle, WA, 0.883%, 11/1/2013	1,500,000	1,503,585
State of Ohio, 3.328%, 8/1/2017	1,500,000	1,650,000

TOTAL MUNICIPAL BONDS (Cost $8,157,174)		8,174,119

U.S. GOVERNMENT AGENCY ISSUE - 11.40%
Federal Home Loan Banks
1.625%, 11/21/2012	250,000	250,501
3.625%, 5/29/2013	500,000	511,307
0.500%, 8/28/2013	1,500,000	1,504,103
5.250%, 9/13/2013	2,000,000	2,095,120
0.375%, 11/27/2013	6,500,000	6,511,388
Federal Home Loan Mortgage Corp.
4.500%, 1/15/2013	250,000	253,132
3.500%, 5/29/2013	1,100,000	1,124,043
0.875%, 10/28/2013	3,650,000	3,675,729
4.500%, 1/15/2014	4,100,000	4,323,540
1.000%, 7/30/2014	500,000	506,475
1.000%, 8/27/2014	3,000,000	3,042,210
1.750%, 9/10/2015	1,000,000	1,039,264
2.000%, 8/25/2016	1,500,000	1,582,308
1.000%, 3/8/2017	6,000,000	6,076,644
Federal National Mortgage Association
4.750%, 11/19/2012	250,000	251,529
0.375%, 12/28/2012	250,000	250,172
0.750%, 12/18/2013	2,250,000	2,264,938
2.500%, 5/15/2014	1,500,000	1,554,104
0.625%, 10/30/2014	1,060,000	1,066,873
0.750%, 12/19/2014	3,500,000	3,532,340
2.375%, 7/28/2015	1,000,000	1,055,530
1.250%, 9/28/2016	525,000	539,279

TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $42,741,686)		43,010,529

U.S. TREASURY OBLIGATIONS - 15.51%
U.S. Treasury Notes
0.500%, 11/30/2012 (d)	16,840,000	16,850,525
0.625%, 2/28/2013 (d)	20,530,000	20,570,896
3.375%, 7/31/2013 (d)	20,530,000	21,073,717

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,497,135)		58,495,138

MONEY MARKET FUNDS - 2.79%
Fidelity Institutional Money Market Portfolio - Class I , 0.01% (e)	10,524,190	$10,524,190

TOTAL MONEY MARKET FUNDS (Cost $10,524,190)		10,524,190

TOTAL INVESTMENTS (Cost $327,786,619) - 87.91%		331,621,043
Other Assets in Excess of Liabilities - 12.09%		45,602,764
TOTAL NET ASSETS - 100.00%		$377,223,807

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2012, the market value of these securities total $43,753,750 which represents 11.60% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of September 30, 2012.
(d)	These securities are pledged as collateral for the trading of futures contracts.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2012.

The consolidated financial statements of the LoCorr Managed Futures Strategy Fund include LCMFS Fund Limited (“LCMFS”), a wholly-owned controlled subsidiary that has a majority ownership in the Millburn Diversified Plus, L.P. (“MD Plus”).  As of September 30, 2012, LCMFS has a 97.67% ownership in the MD Plus.  MD Plus is a limited partnership that was organized on February 14, 2011 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on March 24, 2011.  MD Plus engages in the speculative trading of futures and forward currency contracts.  The General Partner of MD Plus is Milburn Ridgefield Corporation (the "General Partner").

The consolidated schedule of investments of the LoCorr Managed Futures Strategy Fund include the schedule of investments of the LCMFS.  In addition, because LCMFS has a controlling interest (greater than 50% ownership but less than 100% ownership) in MD Plus, the financial results of MD Plus as of and for the period ended September 30, 2012 have also been consolidated with the schedule of investments of LCMFS.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  LoCorr Managed Futures Strategy Fund, LCMFS and MD Plus are collectively referred to as the Fund throughout this Schedule of Investments.

Non-controlling interest is the portion of equity ownership in a subsidiary not attributable to the Fund.  Non-Controlling interest represents additional, non-related partners in MD Plus and is equal to $2,247,772 or 2.33% of MD Plus' net assets and 0.60% of the Fund's consolidated net assets.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Future Contracts
September 30, 2012 (Unaudited)
				Unrealized
				Appreciation/
LONG FUTURES CONTRACTS	Contracts	Expiration Date	Notional Amount	(Depreciation)
90 Day Australian Bank Bill Future	133	Jun 2013	$137,041,961	$67,500
90 Day Australian Bank Bill Future	69	Mar 2013	71,077,807	9,784
90 Day Sterling Future	1,240	Jun 2013	249,043,228	146,927
90 Day Sterling Future	1,174	Sep 2013	235,764,004	119,617
2 Year Euro Schatz Future	1,331	Dec 2012	189,375,620	(79,879)
2 Year US Treasury Note Future	1,953	Dec 2012	430,697,434	158,732
3 Month Euro Euribor Future	854	Jun 2013	273,768,248	103,061
3 Month Euro Euribor Future	743	Sep 2013	238,125,112	68,204
3 Month Eurodollar Future	1,273	Jun 2013	317,167,950	181,125
3 Year Australian Bond Future	448	Dec 2012	51,356,806	71,276
5 Year Euro Bobl Future	269	Dec 2012	43,448,315	29,312
5 Year US Treasury Note Future*	15	Dec 2012	1,869,023	8,189
5 Year US Treasury Note Future	943	Dec 2012	117,528,730	159,578
10 Year Australian Bond Future	158	Dec 2012	20,796,844	223,211
10 Year Canadian Bond Future	222	Dec 2012	31,000,061	233,608
10 Year Euro Bund Future	101	Dec 2012	18,400,332	71,115
10 Year US Treasury Note Future	308	Dec 2012	41,113,195	158,937
30 Year Euro Buxl Future	32	Dec 2012	5,476,574	(14,727)
Amsterdam Index Future	153	Oct 2012	12,748,362	(447,506)
Brent Crude Oil Future	34	Nov 2012	3,821,260	84,720
CAC 40 10 Future	243	Oct 2012	10,470,315	(474,048)
CME 3 Month Eurodollar Future	1,119	Sep 2013	278,770,875	199,937
Cocoa Future	81	Dec 2012	2,037,960	(35,760)
Corn Future	162	Dec 2012	6,125,625	(96,688)
Corn Future	44	Mar 2013	1,670,900	24,500
Crude Oil Future	487	Dec 2012	45,076,720	(3,024,120)
DAX Index Future	49	Dec 2012	11,394,745	(217,736)
Euro-BTP Italian Bond Future	52	Dec 2012	7,043,101	209,142
Euro-Oat Future	137	Dec 2012	23,582,140	80,149
FTSE 100 Index Future	129	Dec 2012	11,900,738	(102,435)
FTSE/JSE Top 40 Index Future	355	Dec 2012	13,557,647	(229,132)
FTSE/MIB Index Future	24	Dec 2012	2,319,875	(124,643)
Gilt Future	120	Dec 2012	23,373,327	15,987
Gold Future	66	Dec 2012	11,707,740	33,800
Hang Seng Index Future	21	Oct 2012	2,826,749	17,933
Hard Red Winter Wheat Future	56	Dec 2012	2,597,000	69,412
ISE 30 Futures	929	Oct 2012	4,215,326	(70,422)
Japanese Government 10-year Future	79	Dec 2012	145,963,737	409,790
KOSPI 200 Index Future	35	Dec 2012	4,159,975	5,151
LME Aluminum Future	263	Dec 2012	13,899,550	642,854
LME Copper Future	35	Dec 2012	7,185,062	159,050
LME Lead Future	170	Dec 2012	9,694,250	1,028,981
LME Nickel Future	83	Dec 2012	9,201,048	711,720
LME TIN Future	11	Dec 2012	1,201,200	58,975
LME ZINC Future	315	Dec 2012	16,511,906	997,569
Mexico Bolsa Index Future	30	Dec 2012	957,795	17,105
Mini DJIA Future	227	Dec 2012	15,172,680	(62,090)
MSCI Singapore Index Future	168	Oct 2012	9,637,549	(25,342)
MSCI Taiwan Index Future	83	Oct 2012	2,285,820	540
NASDAQ 100 E-Mini Future	254	Dec 2012	14,179,550	(54,095)
Nikkei 225 Index Future	133	Dec 2012	7,562,628	(44,496)
OMX 30 Index Future	722	Oct 2012	11,815,705	(356,218)
Platinum Future	14	Jan 2013	1,168,510	(19,485)
RBOB Gasoline Future	64	Nov 2012	7,849,229	239,110
RBOB Gasoline Future	19	Dec 2012	2,228,016	(30,883)

Russell 200 Mini Future	132	Dec 2012	$11,027,280	$(200,970)
S&P 500 E-Mini Future	196	Dec 2012	14,055,650	(51,660)
S&P/TSX 60 Index Future	32	Dec 2012	4,557,664	(52,701)
SET 50 Index Future	89	Dec 2012	2,568,798	16,095
SGX CNX Nifty Index Future	141	Oct 2012	1,613,886	3,084
Silver Future	18	Dec 2012	3,111,930	3,430
Soybean Future	83	Nov 2012	6,644,150	(248,988)
Soybean Future	74	Dec 2012	3,603,060	(13,180)
Soybean Future	21	Jan 2013	1,682,888	(117,188)
SPI 200 Index Future	69	Dec 2012	7,844,488	(182)
STOXX 50 Index Future	331	Dec 2012	10,442,378	(338,405)
TAIEX Bank and Insurance Future	10	Oct 2012	284,715	(1,760)
TAIEX Electronics Future	8	Oct 2012	315,104	259
Taiwan Stock Exchange Future	35	Oct 2012	1,843,280	246
U.S. Long Bond Future	63	Dec 2012	9,410,625	75,344
Wheat Future	198	Dec 2012	8,934,750	183,950

TOTAL LONG FUTURES CONTRACTS			$3,316,906,505	$564,270

				Unrealized
			Notional	Appreciation/
SHORT FUTURES CONTRACTS	Contracts	Expiration Date	Amount	(Depreciation)
3 Month Canadian Bankers Acceptance Future	140	Mar 2013	$(35,153,087)	$(41,705)
3 Month Euroswiss Future	41	Mar 2013	(10,902,818)	(2,658)
Brent Crude Oil Future	17	Nov 2012	(1,910,630)	(52,530)
Brent Crude Oil Future	43	Dec 2012	(4,797,940)	(95,190)
Coffee Future	63	Dec 2012	(4,098,937)	(143,588)
Copper Future	14	Dec 2012	(1,315,300)	(23,850)
Corn Future	44	Dec 2012	(1,663,750)	(25,650)
Cotton Future	76	Dec 2012	(2,684,700)	50,305
Crude Oil Future	6	May 2013	(564,660)	4,690
Crude Oil Future	6	Dec 2012	(555,360)	330
Crude Oil Future	488	Nov 2012	(44,988,720)	3,049,370
Gas Oil Future	5	Oct 2012	(490,375)	(8,375)
Gas Oil Future	11	Nov 2012	(1,071,950)	(6,550)
Heating Oil Future	9	Nov 2012	(1,194,178)	(32,063)
Heating Oil Future	9	Dec 2012	(1,188,243)	(8,261)
H-Shares Index Future	88	Oct 2012	(5,593,309)	(51,360)
Lean Hogs Future	56	Dec 2012	(1,652,000)	(58,900)
Live Cattle Future	64	Dec 2012	(3,192,320)	1,750
LME Aluminum Future	322	Dec 2012	(17,017,700)	(1,976,488)
LME Copper Future	31	Dec 2012	(6,363,912)	(393,950)
LME Lead Future	128	Dec 2012	(7,299,200)	(1,300,994)
LME Nickel Future	90	Dec 2012	(9,977,040)	(1,595,544)
LME TIN Future	17	Dec 2012	(1,856,400)	(197,330)
LME ZINC Future	296	Dec 2012	(15,515,950)	(1,914,138)
Natural Gas Future	23	Jan 2013	(866,410)	(97,490)
Natural Gas Future	36	Feb 2013	(1,360,800)	(109,140)
Natural Gas Future	70	Nov 2012	(2,324,000)	(48,350)
Rubber Future	18	Mar 2013	(300,423)	(455)
Soybean Future	21	Nov 2012	(1,681,050)	125,050
Soybean Oil Future	13	Dec 2012	(410,748)	(2,316)
Sugar #11 Future	332	Mar 2013	(7,592,973)	(162,165)
Topix Index Future	25	Dec 2012	(2,354,562)	28,961
VIX Future	162	Oct 2012	(2,648,700)	68,110

TOTAL SHORT FUTURES CONTRACTS			$(200,588,145)	$(5,020,474)

TOTAL FUTURES CONTRACTS			$3,116,318,360	$(4,456,204)

* Long futures contract held by LoCorr Managed Futures Strategy Fund. The total balance of unrealized depreciation on futures contracts held by Millburn Diversified Plus L.P. is $(4,464,393).

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Forward Contracts
September 30, 2012 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

Expiration		Currency Purchased		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Value
Dec 2012	AUD/CAD	AUD	$ 14,250,000	CAD	$ (14,673,325)	(74,438)
Dec 2012	AUD/CHF	AUD	16,210,000	CHF	(16,691,551)	101,301
Dec 2012	AUD/EUR	AUD	18,418,318	EUR	(18,965,472)	93,990
Dec 2012	AUD/GBP	AUD	17,230,854	GBP	(17,742,732)	100,357
Dec 2012	AUD/USD	AUD	48,110,000	USD	(49,539,206)	(184,956)
Dec 2012	BRL/USD	BRL	16,550,000	USD	(8,074,372)	8,599
Dec 2012	CAD/AUD	CAD	7,695,381	AUD	(7,807,998)	(16,588)
Dec 2012	CAD/USD	CAD	62,330,000	USD	(63,242,163)	(161,948)
Dec 2012	CHF/AUD	CHF	7,162,074	AUD	(7,629,347)	(49,559)
Dec 2012	CHF/NO	CHF	27,220,000	NO	(28,995,906)	598,447
Dec 2012	CHF/USD	CHF	24,170,000	USD	(25,746,916)	37,818
Dec 2012	CLP/USD	CLP	14,933,200,000	USD	(31,028,307)	194,535
Dec 2012	COP/USD	COP	34,254,000,000	USD	(18,825,258)	143,157
Dec 2012	CZK/EUR	CZK	410,535,090	EUR	(21,007,841)	(479,756)
Dec 2012	CZK/USD	CZK	166,440,000	USD	(8,517,043)	(19,573)
Dec 2012	EUR/AUD	EUR	7,560,000	AUD	(9,725,746)	(86,781)
Dec 2012	EUR/CZK	EUR	6,710,000	CZK	(8,632,243)	21,029
Dec 2012	EUR/HUF	EUR	2,920,000	HUF	(3,756,505)	(17,671)
Dec 2012	EUR/NO	EUR	5,430,000	NO	(6,985,555)	(93,056)
Dec 2012	EUR/PLN	EUR	12,980,000	PLN	(16,698,436)	257,342
Dec 2012	EUR/RON	EUR	2,850,000	RON	(3,666,452)	28,717
Dec 2012	EUR/SEK	EUR	3,730,000	SEK	(4,798,549)	57,034
Dec 2012	EUR/TRY	EUR	7,590,000	TRY	(9,764,340)	(61,246)
Dec 2012	EUR/USD	EUR	88,840,000	USD	(114,290,376)	(71,841)
Dec 2012	EUR/ZAR	EUR	5,180,000	ZAR	(6,663,937)	(68,222)
Dec 2012	GBP/AUD	GBP	2,810,000	AUD	(4,535,477)	5,527
Dec 2012	GBP/USD	GBP	30,570,000	USD	(49,341,466)	305,818
Dec 2012	HUF/EUR	HUF	4,211,346,000	EUR	(18,794,391)	79,073
Dec 2012	IDR/USD	IDR	24,422,000,000	USD	(2,525,560)	(20,625)
Dec 2012	ILS/USD	ILS	46,170,000	USD	(11,748,104)	93,720
Dec 2012	INR/USD	INR	770,240,000	USD	(14,408,141)	350,873
Dec 2012	JPY/USD	JPY	4,661,000,000	USD	(59,831,455)	213,929
Dec 2012	KRW/USD	KRW	50,586,000,000	USD	(45,287,174)	796,235
Dec 2012	MXN/USD	MXN	335,100,000	USD	(25,834,342)	(110,488)
Dec 2012	MYR/USD	MYR	7,720,000	USD	(2,502,615)	9,938
Dec 2012	NO/CHF	NO	166,709,590	CHF	(29,025,006)	995,086
Dec 2012	NO/EUR	NO	89,691,563	EUR	(15,615,767)	153,592
Dec 2012	NO/USD	NO	64,430,000	USD	(11,217,598)	119,533
Dec 2012	NZD/USD	NZD	38,870,000	USD	(32,009,022)	514,780
Dec 2012	PHP/USD	PHP	280,800,000	USD	(6,718,132)	72,612
Dec 2012	PLN/EUR	PLN	106,842,095	EUR	(33,012,228)	633,313
Dec 2012	PLN/USD	PLN	26,570,000	USD	(8,209,638)	(114,191)
Dec 2012	RON/EUR	RON	1,830,750	EUR	(513,043)	(7,938)
Dec 2012	RUB/USD	RUB	159,520,000	USD	(5,043,838)	3,374
Dec 2012	SEK/EUR	SEK	71,536,560	EUR	(10,878,817)	171,872
Dec 2012	SEK/USD	SEK	101,480,000	USD	(15,432,422)	148,342
Dec 2012	SGD/USD	SGD	69,370,000	USD	(56,557,471)	384,567
Dec 2012	TRY/EUR	TRY	44,036,200	EUR	(24,240,766)	(29,658)
Dec 2012	TRY/USD	TRY	29,360,000	USD	(16,161,905)	161,309
Dec 2012	USD/AUD	USD	31,664,300	AUD	(31,664,300)	-
Dec 2012	USD/BRL	USD	16,120,323	BRL	(16,120,323)	-

Dec 2012	USD/CAD	USD	$ 30,565,356	CAD	$ (30,565,356)	-
Dec 2012	USD/CHF	USD	32,427,187	CHF	(32,427,187)	-
Dec 2012	USD/CLP	USD	5,290,730	CLP	(5,290,730)	-
Dec 2012	USD/COP	USD	6,186,727	COP	(6,186,727)	-
Dec 2012	USD/CZK	USD	7,718,861	CZK	(7,718,861)	-
Dec 2012	USD/EUR	USD	120,153,796	EUR	(120,153,796)	-
Dec 2012	USD/GBP	USD	23,832,266	GBP	(23,832,266)	-
Dec 2012	USD/IDR	USD	3,944,814	IDR	(3,944,814)	-
Dec 2012	USD/ILS	USD	16,518,469	ILS	(16,518,469)	-
Dec 2012	USD/INR	USD	11,356,825	INR	(11,356,825)	-
Dec 2012	USD/JPY	USD	71,777,605	JPY	(71,777,605)	-
Dec 2012	USD/KRW	USD	13,161,955	KRW	(13,161,955)	-
Dec 2012	USD/MXN	USD	11,361,257	MXN	(11,361,257)	-
Dec 2012	USD/MYR	USD	896,184	MYR	(896,184)	-
Dec 2012	USD/NO	USD	14,316,622	NO	(14,316,622)	-
Dec 2012	USD/NZD	USD	12,705,064	NZD	(12,705,064)	-
Dec 2012	USD/PHP	USD	2,270,917	PHP	(2,270,917)	-
Dec 2012	USD/PLN	USD	2,562,465	PLN	(2,562,465)	-
Dec 2012	USD/RUB	USD	3,770,649	RUB	(3,770,649)	-
Dec 2012	USD/SEK	USD	9,748,808	SEK	(9,748,808)	-
Dec 2012	USD/SGD	USD	18,341,949	SGD	(18,341,949)	-
Dec 2012	USD/TRY	USD	5,136,327	TRY	(5,136,327)	-
Dec 2012	USD/ZAR	USD	7,406,611	ZAR	(7,406,611)	-
Dec 2012	ZAR/EUR	ZAR	124,408,665	EUR	(14,770,487)	(76,934)
Dec 2012	ZAR/USD	ZAR	25,560,000	USD	(3,034,625)	(27,022)

TOTAL LONG FORWARD CURRENCY CONTRACTS						5,083,328

SHORT FORWARD CURRENCY CONTRACTS

Expiration		Currency Sold		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Value
Dec 2012	AUD/CAD	AUD	$ (7,660,000)	CAD	$ 7,887,556	(62,969)
Dec 2012	AUD/CHF	AUD	(7,410,000)	CHF	7,630,129	48,777
Dec 2012	AUD/EUR	AUD	(9,483,593)	EUR	9,765,322	47,205
Dec 2012	AUD/GBP	AUD	(4,383,433)	GBP	4,513,652	16,298
Dec 2012	AUD/USD	AUD	(30,890,000)	USD	31,807,651	(143,351)
Dec 2012	BRL/USD	BRL	(33,200,000)	USD	16,197,531	(77,208)
Dec 2012	CAD/AUD	CAD	(14,477,596)	AUD	14,689,467	58,296
Dec 2012	CAD/USD	CAD	(30,100,000)	USD	30,540,496	24,861
Dec 2012	CHF/AUD	CHF	(15,684,588)	AUD	16,707,893	(117,643)
Dec 2012	CHF/NO	CHF	(27,220,000)	NO	28,995,906	(965,987)
Dec 2012	CHF/USD	CHF	(30,760,000)	USD	32,766,866	(339,679)
Dec 2012	CLP/USD	CLP	(2,540,700,000)	USD	5,279,084	11,645
Dec 2012	COP/USD	COP	(11,379,000,000)	USD	6,253,652	(66,925)
Dec 2012	CZK/EUR	CZK	(166,959,270)	EUR	8,543,615	67,599
Dec 2012	CZK/USD	CZK	(156,140,000)	USD	7,989,973	(271,112)
Dec 2012	EUR/AUD	EUR	(14,830,000)	AUD	19,078,414	(206,932)
Dec 2012	EUR/CZK	EUR	(16,730,000)	CZK	21,522,715	(35,118)
Dec 2012	EUR/HUF	EUR	(14,590,000)	HUF	18,769,660	(54,342)
Dec 2012	EUR/NO	EUR	(12,230,000)	NO	15,733,581	(271,405)
Dec 2012	EUR/PLN	EUR	(25,650,000)	PLN	32,998,066	(619,151)
Dec 2012	EUR/RON	EUR	(400,000)	RON	514,590	6,392
Dec 2012	EUR/SEK	EUR	(8,630,000)	SEK	11,102,273	(395,328)
Dec 2012	EUR/TRY	EUR	(18,940,000)	TRY	24,365,823	(95,400)
Dec 2012	EUR/USD	EUR	(93,740,000)	USD	120,594,100	(440,304)
Dec 2012	EUR/ZAR	EUR	(11,620,000)	ZAR	14,948,831	(101,410)
Dec 2012	GBP/AUD	GBP	(11,010,000)	AUD	17,770,675	(128,299)
Dec 2012	GBP/USD	GBP	(14,850,000)	USD	23,968,622	(136,356)
Dec 2012	HUF/EUR	HUF	(843,217,500)	EUR	3,763,110	11,065

Dec 2012	IDR/USD	IDR	$ (38,474,000,000)	USD	$ 3,978,724	(33,911)
Dec 2012	ILS/USD	ILS	(66,850,000)	USD	17,010,196	(491,727)
Dec 2012	INR/USD	INR	(645,080,000)	USD	12,066,893	(710,067)
Dec 2012	JPY/USD	JPY	(5,621,000,000)	USD	72,154,604	(376,999)
Dec 2012	KRW/USD	KRW	(14,887,000,000)	USD	13,327,604	(165,648)
Dec 2012	MXN/USD	MXN	(150,360,000)	USD	11,591,918	(230,661)
Dec 2012	MYR/USD	MYR	(2,770,000)	USD	897,959	(1,775)
Dec 2012	NO/CHF	NO	(166,864,296)	CHF	29,051,941	(654,481)
Dec 2012	NO/EUR	NO	(40,670,239)	EUR	7,080,900	(2,289)
Dec 2012	NO/USD	NO	(83,980,000)	USD	14,621,354	(304,732)
Dec 2012	NZD/USD	NZD	(15,810,000)	USD	13,019,363	(314,299)
Dec 2012	PHP/USD	PHP	(95,140,000)	USD	2,276,222	(5,304)
Dec 2012	PLN/EUR	PLN	(54,553,720)	EUR	16,856,089	(414,995)
Dec 2012	PLN/USD	PLN	(8,550,000)	USD	2,641,792	(79,327)
Dec 2012	RON/EUR	RON	(12,983,885)	EUR	3,638,558	(824)
Dec 2012	RUB/USD	RUB	(122,760,000)	USD	3,881,529	(110,881)
Dec 2012	SEK/EUR	SEK	(31,572,684)	EUR	4,801,369	(59,854)
Dec 2012	SEK/USD	SEK	(64,520,000)	USD	9,811,784	(62,976)
Dec 2012	SGD/USD	SGD	(22,560,000)	USD	18,393,204	(51,255)
Dec 2012	TRY/EUR	TRY	(17,921,894)	EUR	9,865,530	(39,944)
Dec 2012	TRY/USD	TRY	(9,440,000)	USD	5,196,471	(60,144)
Dec 2012	USD/AUD	USD	(49,724,162)	AUD	49,724,162	-
Dec 2012	USD/BRL	USD	(8,065,773)	BRL	8,065,773	-
Dec 2012	USD/CAD	USD	(63,404,110)	CAD	63,404,110	-
Dec 2012	USD/CHF	USD	(25,709,098)	CHF	25,709,098	-
Dec 2012	USD/CLP	USD	(30,833,771)	CLP	30,833,771	-
Dec 2012	USD/COP	USD	(18,682,100)	COP	18,682,100	-
Dec 2012	USD/CZK	USD	(8,536,616)	CZK	8,536,616	-
Dec 2012	USD/EUR	USD	(114,362,217)	EUR	114,362,217	-
Dec 2012	USD/GBP	USD	(49,035,647)	GBP	49,035,647	-
Dec 2012	USD/IDR	USD	(2,546,185)	IDR	2,546,185	-
Dec 2012	USD/ILS	USD	(11,654,384)	ILS	11,654,384	-
Dec 2012	USD/INR	USD	(14,057,267)	INR	14,057,267	-
Dec 2012	USD/JPY	USD	(59,617,526)	JPY	59,617,526	-
Dec 2012	USD/KRW	USD	(44,490,939)	KRW	44,490,939	-
Dec 2012	USD/MXN	USD	(25,944,830)	MXN	25,944,830	-
Dec 2012	USD/MYR	USD	(2,492,677)	MYR	2,492,677	-
Dec 2012	USD/NO	USD	(11,098,065)	NO	11,098,065	-
Dec 2012	USD/NZD	USD	(31,494,242)	NZD	31,494,242	-
Dec 2012	USD/PHP	USD	(6,645,520)	PHP	6,645,520	-
Dec 2012	USD/PLN	USD	(8,323,829)	PLN	8,323,829	-
Dec 2012	USD/RUB	USD	(5,040,464)	RUB	5,040,464	-
Dec 2012	USD/SEK	USD	(15,284,079)	SEK	15,284,079	-
Dec 2012	USD/SGD	USD	(56,172,903)	SGD	56,172,903	-
Dec 2012	USD/TRY	USD	(16,000,596)	TRY	16,000,596	-
Dec 2012	USD/ZAR	USD	(3,061,647)	ZAR	3,061,647	-
Dec 2012	ZAR/EUR	ZAR	(56,520,890)	EUR	6,710,474	21,685
Dec 2012	ZAR/USD	ZAR	(62,690,000)	USD	7,442,905	(36,293)

TOTAL SHORT FORWARD CURRENCY CONTRACTS						(8,423,482)

TOTAL FORWARD CURRENCY CONTRACTS						(3,340,154)

	Currency		Currency		Currency
Currency	Descriptions	Currency	Descriptions	Currency	Descriptions
AUD	Australian dollar	IDR	Indoneasian rupiah	PLN	Polish zloty
BRL	Brazil real	ILS	Isreali shekel	RON	Romanian leu
CAD	Canadian dollar	INR	Indian rupee	RUB	Russian ruble
CHF	Swiss franc	JPY	Japanese yen	SEK	Swedish krona
CLP	Chilean peso	KRW	Korean won	SGD	Singapore dollar
COP	Colombian peso	MXN	Mexican peso	TRY	Turkish lira
CZK	Czech koruna	MYR	Malaysian ringgit	USD	United States dollar
EUR	Euro	NO	Norwegian krone	ZAR	South African rand
GBP	British pound	NZD	New Zealand dollar
HUF	Hungarian forint	PHP	Philippine peso

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments			$327,786,619
Gross unrealized appreciation			3,887,913
Gross unrealized depreciation			(53,489)
Net unrealized appreciation			$3,834,424

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$40,528,903	$-	$40,528,903
Corporate Bonds	-	104,033,238	-	104,033,238
Mortgage Backed Securities	-	64,475,942	-	64,475,942
Municipal Bonds	-	8,174,119	-	8,174,119
Foreign Government Bonds	-	2,378,984	-	2,378,984
U.S. Government Agency Issues	-	43,010,529	-	43,010,529
U.S. Treasury Obligations	-	58,495,138	-	58,495,138
Money Market Funds	10,524,190	-	-	10,524,190

Total Investments	$10,524,190	$321,096,853	$-	$331,621,043

Futures Contracts
Long Futures Contracts	$564,270	$-	$-	$564,270
Short Futures Contracts	(5,020,474)	-	-	(5,020,474)

Total Future Contracts	$(4,456,204)	$-	$-	$(4,456,204)

Forward Currency Contracts
Long Forward Currency Contracts	$-	$5,083,328	$-	$5,083,328
Short Forward Currency Contracts	-	(8,423,482)	-	(8,423,482)

Total Forward Currency Contracts	$-	$(3,340,154)	$-	$(3,340,154)

The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1 or Level 2 during the period.

The following table presents the fair value of open futures and forward contracts, held long or sold short, at September 30, 2012:
					Net Unrealized Gain (Loss) on Open Positions
	Fair Value - Long Positions		Fair Value - Short Positions
Futures Contracts	Assets	Liabilities	Assets	Liabilities
Interest Rate	$2,792,336	$(94,605)	$-	$(44,365)	$2,653,366
Stock Index	68,601	(2,853,842)	97,071	(51,360)	(2,739,530)
Energy	323,830	(3,055,004)	3,054,390	(457,949)	(134,733)
Metals	3,636,379	(19,485)	-	(7,402,293)	(3,785,399)
Livestock	-	-	1,750	(58,900)	(57,150)
Grains	277,863	(476,043)	125,050	(27,966)	(101,096)
Softs	-	(35,760)	50,305	(306,207)	(291,662)
Total Futures Contracts	7,099,009	(6,534,739)	3,328,566	(8,349,040)	(4,456,204)
Forward Currency Contracts	6,855,819	(1,772,491)	313,823	(8,737,305)	(3,340,154)
Total Futures and Forward Currency Contracts	$13,954,828	$(8,307,230)	$3,642,389	$(17,086,345)	$(7,796,358)

The average monthly notional amount of futures contracts during the quarter ended September 30, 2012 were as follows:

Long Positions
Futures Contracts	$3,341,876,286
Forward Contracts	2,017,688,898

Short Positions
Futures Contracts	$(204,667,606)
Forward Contracts	(2,018,219,756)

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2012 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.62%
Ally Auto Receivables Trust 2012-4, 0.590%, 1/17/2017	$25,000	$25,089
Ally Auto Receivables Trust 2012-SN1, 0.510%, 12/22/2014	25,000	25,007
AmeriCredit Automobile Receivables Trust, 0.670%, 6/8/2017	25,000	25,012
AmeriCredit Automobile Receivables Trust 2012-3, 0.710%, 12/8/2015	25,000	25,057
Bank of America Auto Trust, 0.780%, 6/15/2016	10,000	10,058
CNH Equipment Trust
0.860%, 9/15/2017	15,000	15,085
0.570%, 12/15/2017	25,000	24,995
GE Capital Retail Bank, 0.600%, 5/23/2016	25,000	24,993
GE Equipment Small Ticket LLC Series 2012-1, 1.040%, 9/21/2015 (Acquired 05/22/2012, Cost $14,997) (a)	15,000	15,076
Hyundai Auto Receivables Trust, 0.620%, 9/15/2016	25,000	25,122
Mercedes-Benz Auto Receivables Trust, 0.370%, 3/16/2015	25,000	25,005
Navistar Financial 2012-A Owner Trust, 0.850%, 3/18/2015 (Acquired 06/26/2012, Cost $25,000) (a)	25,000	25,032
Santander Drive Auto Receivables Trust 2012-4, 0.790%, 8/17/2015	25,000	25,077
Santander Drive Auto Receivables Trust 2012-5, 0.570%, 12/15/2015	25,000	25,039
World Omni Auto Receivables Trust, 0.640%, 2/15/2017	25,000	25,128

TOTAL ASSET BACKED SECURITIES (Cost $339,970)		340,775

CORPORATE BONDS - 9.96%
Construction - 0.17%
ABB Treasury Center USA, Inc., 2.500%, 6/15/2016 (Acquired 06/19/2012, Cost $15,482) (a)	15,000	15,680

Finance and Insurance - 4.66%
American Express Credit Corp., 2.800%, 9/19/2016	10,000	10,632
BB&T Corp., 1.600%, 8/15/2017	20,000	20,359
Berkshire Hathaway Finance Corp., 1.600%, 5/15/2017	10,000	10,233
Boston Properties LP, 5.000%, 6/1/2015	10,000	10,935
BP Capital Markets PLC, 1.846%, 5/5/2017 (b)	20,000	20,429
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	10,000	10,121
Citigroup, Inc., 1.290%, 4/1/2014	20,000	19,979
Dragon 2012 LLC, 1.972%, 3/12/2024	24,528	25,049
GE Capital Retail Bank, 1.000%, 7/7/2014	40,000	40,006
Helios Leasing I LLC, 2.018%, 5/29/2024	24,538	25,122
Helios Leasing I LLC, 1.734%, 7/24/2024	25,000	25,185
John Deere Capital Corp., 0.950%, 6/29/2015	15,000	15,136
JPMorgan Chase & Co., 2.000%, 8/15/2017	20,000	20,174
KeyBank NA, 5.700%, 11/1/2017	17,000	19,222
MSN 41079 and 41084 Ltd., 1.717%, 7/13/2024	25,000	25,188
Phoenix 2012 LLC, 1.607%, 7/3/2024	25,000	24,980
PNC Funding Corp., 2.700%, 9/19/2016	10,000	10,660
Realty Income Corp., 5.950%, 9/15/2016	15,000	16,867
Royal Bank of Canada, 1.200%, 9/19/2018 (b)	25,000	25,158
Safina Ltd., 1.550%, 1/15/2022	25,000	24,966
Toyota Motor Credit Corp., 2.050%, 1/12/2017	10,000	10,399
Travelers Cos, Inc., 5.500%, 12/1/2015	16,000	18,230
Vornado Realty LP, 4.250%, 4/1/2015	10,000	10,568
		439,598

Information - 0.42%
AT&T, Inc., 1.700%, 6/1/2017	$10,000	$10,299
Comcast Corp., 4.950%, 6/15/2016	8,000	9,082
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 3/15/2017	20,000	20,534
		39,915
Management of Companies and Enterprises - 0.12%
BAE Systems Holdings, Inc., 5.200%, 8/15/2015 (Acquired 06/04/2012, Cost $10,805) (a)	10,000	10,914

Manufacturing - 2.50%
Anheuser-Busch InBev Worldwide, Inc., 0.800%, 7/15/2015	15,000	15,063
Baxter International, Inc., 1.850%, 1/15/2017	10,000	10,350
Bemis Co., Inc., 5.650%, 8/1/2014	20,000	21,608
Campbell Soup Co., 3.050%, 7/15/2017	20,000	21,606
Covidien International Finance SA, 1.350%, 5/29/2015 (b)	7,000	7,090
Ecolab, Inc., 3.000%, 12/8/2016	15,000	16,128
Ingredion, Inc., 1.800%, 9/25/2017	25,000	25,069
Kellogg Co., 1.750%, 5/17/2017	10,000	10,209
Kraft Foods Group, Inc., 1.625%, 6/4/2015 (Acquired 05/30/2012 and 7/26/2012, Cost $20,088) (a)	20,000	20,303
Lockheed Martin Corp., 2.125%, 9/15/2016	10,000	10,371
Northrop Grumman Corp., 1.850%, 11/15/2015	15,000	15,434
Parker Hannifin Corp., 5.500%, 5/15/2018	10,000	12,002
Roche Holdings, Inc., 5.000%, 3/1/2014 (Acquired 08/17/2012, Cost $12,716) (a)	12,000	12,725
SABMiller PLC, 5.700%, 1/15/2014 (Acquired 08/15/2012, Cost $15,788) (a)(b)	15,000	15,894
Thermo Fisher Scientific, Inc.
5.000%, 6/1/2015	10,000	11,046
2.250%, 8/15/2016	10,000	10,379
		235,277
Mining, Quarrying, and Oil and Gas Extraction - 0.75%
Devon Energy Corp., 1.875%, 5/15/2017	15,000	15,291
Rio Tinto Finance USA PLC
2.000%, 3/22/2017 (b)	10,000	10,214
1.625%, 8/21/2017 (b)	15,000	15,030
Schlumberger Norge AS, 1.250%, 8/1/2017 (Acquired 07/24/2012, Cost $14,981) (a)(b)	15,000	14,957
Total Capital International SA, 1.550%, 6/28/2017 (b)	15,000	15,281
		70,773
Public Administration - 0.17%
Cintas Corp. No. 2, 2.850%, 6/1/2016	15,000	15,685

Transportation & Warehousing - 0.27%
VRG Linhas Aereas SA, 1.000%, 6/30/2014 (b)	25,000	25,229

Transportation and Warehousing - 0.24%
Norfolk Southern Corp., 5.750%, 1/15/2016	20,000	22,961

Utilities - 0.49%
McDonald's Corp., 5.800%, 10/15/2017	10,000	12,316
Southern California Edison Co., 4.650%, 4/1/2015	15,000	16,401
Wisconsin Electric Power Co., 6.250%, 12/1/2015	15,000	17,548
		46,265
Wholesale Trade - 0.17%
Brown-Forman Corp., 5.000%, 2/1/2014	15,000	15,873

TOTAL CORPORATE BONDS (Cost $930,056)		938,170

FOREIGN GOVERNMENT AGENCY ISSUES - 0.27%
Petroleos Mexicanos, 2.000%, 12/20/2022 (b)	25,000	25,663

TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $25,000)		25,663

MORTGAGE BACKED SECURITIES - 9.36%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.727%, 5/10/2045	$20,000	$23,095
Bear Stearns Commercial Mortgage Securities
5.201%, 12/11/2038	25,000	28,807
5.537%, 10/12/2041	25,000	28,996
COMM 2012-CCRE2 Mortgage Trust, 0.824%, 8/15/2045	24,654	24,762
Commercial Mortgage Pass-Through Certificates Series 2006-C1, 5.410%, 2/15/2039	10,000	11,347
Fannie Mae Pool
1.490%, 6/1/2017	25,000	25,574
1.500%, 7/1/2017	35,000	35,769
2.500%, 8/1/2022	49,072	51,488
2.500%, 9/1/2022	99,041	103,917
2.500%, 9/1/2022	49,999	52,461
2.500%, 10/1/2022	50,000	52,455
3.000%, 4/1/2027	19,530	20,877
3.000%, 9/1/2027	10,000	10,661
2.319%, 9/1/2042	25,000	26,121
FHLMC Multifamily Structured Pass Through Certificates
2.130%, 1/25/2019	30,000	31,497
2.086%, 3/25/2019	25,000	26,166
1.883%, 5/25/2019	50,000	51,676
Freddie Mac Gold Pool
3.000%, 4/1/2027	4,813	5,122
3.000%, 5/1/2027	24,315	26,017
Freddie Mac Non Gold Pool
2.175%, 7/1/2042	19,265	20,034
2.361%, 7/1/2042	23,973	25,107
2.433%, 7/1/2042	24,853	26,013
2.597%, 8/1/2042	24,642	25,870
2.177%, 10/1/2042	25,000	26,030
GS Mortgage Securities Corp. II, 5.560%, 11/10/2039	25,000	28,954
LB-UBS Commercial Mortgage Trust, 5.372%, 9/15/2039	15,000	17,324
Morgan Stanley Capital I Trust 2006-TOP21, 5.162%, 10/12/2052	25,000	28,083
NCUA Guaranteed Notes Trust 2011-R4, 0.598%, 3/6/2020	22,536	22,559
UBS-Barclays Commercial Mortgage Trust, 0.726%, 8/10/2049	25,000	25,013

TOTAL MORTGAGE BACKED SECURITIES (Cost $863,501)		881,795

MUNICIPAL BONDS - 3.79%
City of El Paso, TX., 3.610%, 8/15/2014	50,000	52,732
City of Lubbock, TX, 4.442%, 2/15/2018	25,000	28,698
City of Rochester, MN, 2.250%, 2/1/2016	25,000	25,812
Massachusetts Health & Educational Facilities Authority, 5.260%, 10/1/2018	60,000	72,367
State of Hawaii, 3.730%, 2/1/2017	25,000	27,859
State of Illinois, 4.421%, 1/1/2015	25,000	26,452
State of Mississippi, 1.351%, 11/1/2017	30,000	30,296
State of Ohio, 3.659%, 4/1/2018	45,000	50,086
State of Washington, 3.040%, 2/1/2017	40,000	43,054

TOTAL MUNICIPAL BONDS (Cost $353,742)		357,356

U.S. GOVERNMENT AGENCY ISSUES - 28.84%
Fannie Mae, 3.000%, 12/15/2025	100,000	105,796
Federal Home Loan Banks
0.375%, 1/29/2014	250,000	250,458
1.375%, 5/28/2014	250,000	254,945

Federal Home Loan Mortgage Corp.
1.625%, 4/15/2013	$120,000	$120,923
1.000%, 7/30/2014	200,000	202,590
0.500%, 4/17/2015	250,000	250,861
2.160%, 12/1/2042 (c)	50,000	51,760
2.190%, 12/1/2042 (c)	25,000	25,773
Federal National Mortgage Association
0.500%, 8/9/2013	200,000	200,495
2.750%, 3/13/2014	240,000	248,659
0.500%, 5/27/2015	175,000	175,542
0.500%, 9/28/2015	50,000	50,134
1.270%, 9/1/2017 (c)	50,000	50,645
0.875%, 10/26/2017	25,000	25,126
2.500%, 10/1/2022 (c)	50,000	52,060
2.500%, 10/1/2022 (c)	25,000	26,030
2.500%, 10/1/2022 (c)	25,000	26,030
2.500%, 11/1/2022 (c)	25,000	25,823
2.500%, 11/1/2022 (c)	25,000	25,823
2.500%, 12/1/2022 (c)	200,000	207,679
2.500%, 12/1/2022 (c)	25,000	26,100
Freddie Mac, 2.500%, 10/15/2027	50,000	52,508
Freddie Mac Gold Pool, 3.000%, 4/1/2027	33,255	35,550
Ginnie Mae II Pool
5.306%, 7/20/2060	25,745	29,703
4.223%, 6/20/2062	100,695	112,485
4.555%, 7/20/2062	25,188	28,027
4.120%, 8/20/2062	50,157	56,531

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,709,711)		2,718,056

U.S. TREASURY OBLIGATION - 26.49%
U.S. Treasury Notes
0.500%, 11/30/2012 (d)	1,500,000	1,500,938
0.625%, 02/28/2013 (d)	870,000	871,733
United States Treasury Inflation Indexed Bonds, 0.125%, 4/15/2017	114,991	123,876

TOTAL U.S. TREASURY OBLIGATION (Cost $2,494,839)		2,496,547

MONEY MARKET FUNDS - 5.63%	Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.01% (e)	530,803	530,803

TOTAL MONEY MARKET FUNDS (Cost $530,803)		530,803

	Principal
CERTIFICATES OF DEPOSIT - 0.85%	Amount
BMW Bank of North America, 1.00%, 01/18/2013	40,000	39,992
Discover Bank, 1.00%, 01/11/2012	40,000	40,002

TOTAL CERTIFICATES OF DEPOSIT (Cost $79,760)		79,994

TOTAL INVESTMENTS (Cost $8,327,382) - 88.81%		8,369,159
Other Assets in Excess of Liabilities - 11.19%		1,054,950
TOTAL NET ASSETS - 100.00%		$9,424,109

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2012, the market value of these securities total $130,581 which represents 1.39% of total net assets.

(b)	Foreign issued security.
(c)	When-issued security. As of September 30, 2012, these securities represented $517,723 or 5.49% of total net assets.
(d)	These securities are pledged as collateral for the trading of futures contracts.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2012.

The consolidated financial statements of the Long/Short Commodities StrategyFund include LCLSCS Fund Limited (“LCLSCS”), a wholly-owned controlled subsidiary that has a majority ownership in the Millburn Commodity Plus, L.P. (the “MC Plus”).  As of September 30, 2012, LCLSCS has a 61.40% ownership in the MC Plus.  MC Plus is a limited partnership that was organized on December 16, 2011 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on December 30, 2011.  MC Plus engages in the speculative trading of futures contracts.  The General Partner of MC Plus is Milburn Ridgefield Corporation (the "General Partner").

The consolidated schedule of investments of the LoCorr Long/Short Commodities Strategy Fund include the schedule of investments of the LCMFS.  In addition, because LCLSCS has a controlling interest (greater than 50% ownership but less than 100% ownership) in MC Plus, the financial results of MC Plus as of and for the period ended September 30, 2012 have also been consolidated with the schedule of investments of LCLSCS.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  LoCorr Long/Short Commodities Strategy Fund, LCMFS and MC Plus are collectively referred to as the Fund throughout this Schedule of Investments.

Non-controlling interest is the portion of equity ownership in a subsidiary not attributable to the Fund.  Non-Controlling interest represents additional, non-related partners in MC Plus and is equal to $1,300,391 or 38.60% of MC Plus' net assets and 13.80% of the Fund's consolidated net assets.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Future Contracts
September 30, 2012 (Unaudited)
				Unrealized
				Appreciation/
LONG FUTURES CONTRACTS	Contracts	Expiration Date	Notional Amount	(Depreciation)
Brent Crude Oil Future	6	Nov 2012	$674,340	$15,880
Canola Future	12	Nov 2012	145,914	(6,398)
Cocoa Future	15	Dec 2012	395,062	(4,748)
Cocoa Future	11	Dec 2012	276,760	(3,890)
Corn Future	13	Mar 2013	493,675	7,375
Corn Future	10	Dec 2012	378,125	(4,800)
Crude Oil Future	37	Dec 2012	3,424,720	(238,420)
Gold Future	5	Dec 2012	886,950	4,570
Gold Future	3	Aug 2013	171,297	4,408
Hard Red Winter Wheat Future	5	Dec 2012	231,875	4,988
Hard Red Winter Wheat Future	4	Mar 2013	187,900	3,813
Live Cattle Future	12	Oct 2012	585,960	(26,490)
LME Aluminum Future	15	Dec 2012	792,750	33,959
LME Copper Future	2	Dec 2012	410,575	5,963
LME Lead Future	14	Dec 2012	798,350	80,131
LME Nickel Future	5	Dec 2012	554,280	28,878
LME TIN Future	2	Dec 2012	218,400	10,405
LME ZINC Future	15	Dec 2012	786,281	38,875
Lumber Future	2	Nov 2012	61,380	(3,058)
Mill Wheat Euro Future	24	Nov 2012	409,802	63,401
Oat Future	6	Dec 2012	111,150	1,587
Platinum Future	2	Jan 2013	166,930	(3,060)
Rapeseed Euro Future	6	Nov 2012	188,035	(7,871)
RBOB Gasoline Future	5	Nov 2012	613,221	17,489
RBOB Gasoline Future	2	Dec 2012	234,528	(269)
Red Wheat Future	7	Dec 2012	335,475	22,850
Robusta Coffee Future	13	Nov 2012	283,660	2,610
Silver Future	1	Dec 2012	172,885	1,785
Soybean Future	6	Jan 2013	480,825	(32,513)
Soybean Future	6	Dec 2012	292,140	760
Soybean Future	5	Nov 2012	400,250	(13,400)
Soybean Oil Future	121	Jan 2012	3,847,800	(48,270)
Wheat Future	11	Dec 2012	496,375	10,862
White Maize Future	4	Dec 2012	108,951	(16,773)
White Sugar Future	9	Mar 2013	253,215	4,210
Yellow Maize Future	1	Dec 2012	27,502	(1,475)

TOTAL LONG FUTURES CONTRACTS			$19,897,338	$(46,636)

Unrealized
Notional	Appreciation/
SHORT FUTURES CONTRACTS	Contracts	Expiration Date	Amount	(Depreciation)
Brent Crude Oil Future	(2)	Nov 2012	$(224,780)	$(5,420)
Brent Crude Oil Future	(7)	Dec 2012	(781,060)	(15,560)
Coffee Future	(6)	Dec 2012	(390,375)	(10,500)
Copper Future	(1)	Dec 2012	(93,950)	(6,725)
Corn Future	(13)	Dec 2012	(491,562)	(7,737)
Cotton Future	(7)	Dec 2012	(247,275)	3,650
Crude Oil Future	(1)	Feb 2013	(33,425)	(308)
Crude Oil Future	(37)	Nov 2012	(3,411,030)	213,800
Crude Palm Oil Future	(23)	Dec 2012	(478,963)	20,882
Gas Oil Future	(1)	Oct 2012	(98,075)	(1,350)
Gas Oil Future	(1)	Nov 2012	(97,450)	(450)
Hard Red Winter Wheat Future	(4)	Dec 2012	(185,500)	(3,812)
Heating Oil Future	(1)	Nov 2012	(132,686)	(3,583)
Heating Oil Future	(1)	Dec 2012	(132,027)	(1,760)
Lean Hogs Future	(14)	Dec 2012	(413,000)	(14,670)
Live Cattle Future	(21)	Dec 2012	(1,047,480)	24,410
LME Aluminum Future	(19)	Dec 2012	(1,004,150)	(117,769)
LME Copper Future	(2)	Dec 2012	(410,575)	(31,131)
LME Lead Future	(12)	Dec 2012	(684,300)	(118,125)
LME Nickel Future	(5)	Dec 2012	(554,280)	(94,620)
LME TIN Future	(3)	Dec 2012	(327,600)	(40,020)
LME ZINC Future	(15)	Dec 2012	(786,281)	(101,288)
Natural Gas Future	(1)	Jan 2013	(37,670)	(2,920)
Natural Gas Future	(3)	Feb 2013	(113,400)	(8,910)
Natural Gas Future	(3)	Nov 2012	(99,600)	(2,170)
Rough Rice Future	(5)	Nov 2012	(154,750)	(6,550)
Rubber Future	(6)	Mar 2013	(100,141)	(109)
Soybean Future	(6)	Nov 2012	(480,300)	35,075
Soybean Oil Future	(2)	Dec 2012	(63,192)	(48)
Soybean Oil Future	(121)	Dec 2012	(3,823,116)	50,287
Sugar #11 Future	(22)	Mar 2013	(503,149)	(11,581)
UK Natural Gas Futues	(20)	Nov 2012	(601,386)	6,588

TOTAL SHORT FUTURES CONTRACTS			$(18,002,528)	$(252,424)

TOTAL FUTURES CONTRACTS			$1,894,810	$(299,060)

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments			$8,327,382
Gross unrealized appreciation			42,528
Gross unrealized depreciation			(751)
Net unrealized appreciation			$41,777

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$340,775	$-	$340,775
Corporate Bonds	-	938,170	-	938,170
Foreign Government Agency Issues	-	25,663	-	25,663
Mortgage Backed Securities	-	881,795	-	881,795
Municipal Bonds	-	357,356	-	357,356
U.S. Government Agency Issues	-	2,718,056	-	2,718,056
U.S. Treasury Obligations	-	2,496,547	-	2,496,547
Money Market Funds	530,803	-	-	530,803
Certificate of Deposit	79,994	-	-	79,994

Total Investments	$610,797	$7,758,362	$-	$8,369,159

Futures Contracts
Long Futures Contracts	$(46,636)	$-	$-	$(46,636)
Short Futures Contracts	(252,424)	-	-	(252,424)

Total Future Contracts	$(299,060)	$-	$-	$(299,060)

The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1 or Level 2 during the period.

The following table presents the fair value of open futures contracts, held long or sold short, at September 30, 2012:

					Net Unrealized Gain (Loss) on Open Positions
	Fair Value - Long Positions		Fair Value - Short Positions
Futures Contracts	Assets	Liabilities	Assets	Liabilities
Energy	$33,369	$(238,689)	$220,388	$(42,430)	$(27,362)
Metals	208,974	(3,060)	-	(509,678)	(303,764)
Livestock	-	(26,490)	24,410	(14,670)	(16,750)
Grains	115,636	(131,500)	85,361	(18,148)	51,349
Softs	6,820	(11,696)	24,532	(22,190)	(2,534)
Total Futures Contracts	$364,798	$(411,434)	$354,691	$(607,115)	$(299,060)

The average monthly notional amount of futures contracts during the quarter ended September 30, 2012 were as follows:

Long Positions
Futures Contracts	$19,126,362

Short Positions
Futures Contracts	$(19,810,637)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)         /s/ Kevin Kinzie
   Kevin Kinzie, President

Date            11/21/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kevin Kinzie
     Kevin Kinzie, President

Date           11/21/2012

By (Signature and Title)*         /s/ Jon Essen
     Jon Essen, Treasurer

Date          11/21/2012

* Print the name and title of each signing officer under his or her signature.